                                THE BRINSON FUNDS

               Supplement to the Prospectus Dated December 7, 2000
                Relating to UBS Investment Funds Class of Shares

     Effective  June  15,  2001,  the  UBS  Investment  Funds  class  of  shares
("Shares") of the:

                                   Global Fund
                               Global Equity Fund
                             Global Technology Fund
                               Global Biotech Fund
                                Global Bond Fund
                               U.S. Balanced Fund
                                U.S. Equity Fund
                           U.S. Large Cap Equity Fund
                           U.S. Large Cap Growth Fund
                           U.S. Small Cap Growth Fund
                                 U.S. Bond Fund
                              High Yield Fund, and
                            International Equity Fund

(together,  the "Funds") of The Brinson  Funds (the  "Trust")  will no longer be available for purchase by new accounts. Holders of record of the Funds as of the close of the New York Stock  Exchange on June 14, 2001 may  continue to purchase
Shares of the Funds through existing accounts.

     This  information  supplements  and  supersedes  any  contrary  information contained in the Trust's  prospectus.  Please be sure to retain this  supplement with your prospectus.

     For more information, contact 1-800-794-7753.

                   This supplement is dated June 15, 2001.

                                THE BRINSON FUNDS

               Supplement to the Prospectus Dated December 7, 2000
                  Relating to the Brinson Fund - Class N Shares

     Effective June 15, 2001, the Brinson Fund-Class N shares ("Shares") of the:

                                   Global Fund
                               Global Equity Fund
                             Global Technology Fund
                               Global Biotech Fund
                                Global Bond Fund
                               U.S. Balanced Fund
                                U.S. Equity Fund
                           U.S. Large Cap Equity Fund
                           U.S. Large Cap Growth Fund
                           U.S. Small Cap Growth Fund
                                 U.S. Bond Fund
                              High Yield Fund, and
                            International Equity Fund

(together,  the "Funds) of The  Brinson  Funds (the  "Trust")  will no longer be available for purchase by new accounts. Holders of record of the Funds as of the close of the New York Stock  Exchange on June 14, 2001 may  continue to purchase
Shares of the Funds through existing accounts.

     This  information  supplements  and  supersedes  any  contrary  information contained in the Trust's  prospectus.  Please be sure to retain this  supplement with your prospectus.

     For more information, contact 1-800-448-2430.

                     This supplement is dated June 15, 2001.